Long-term payable	12 Months Ended
Dec. 31, 2013
Long-term payable
Long-term payable

(13)     Long-term payable

In September 2009, Yingli China and two other entities, unrelated to the Company, contributed RMB 100,000, RMB 60,000 and RMB 40,000, to establish Yingli Hainan, with equity interest of 50%, 30% and 20%, respectively. In 2010, Yingli China and these two entities, contributed RMB 150,000, RMB 90,000 and RMB 60,000 to Yingli Hainan, respectively. Through an agreement with the 30% equity owner, Yingli China is committed, within a period of three years, to purchase the 30% equity ownership at RMB 150,000 plus interest expenses at a 3-year bank borrowing rate. Any equity return distributed to the 30% equity owner prior to the purchase will be refunded to Yingli Hainan, which is exclusively for the beneficiary of Yingli China.

Yingli Hainan was determined to be a variable interest entity (“VIE”). Through the agreement, Yingli China absorbs 80% of Yingli Hainan’s expected losses and receives 80% of Yingli Hainan’s expected residual returns and therefore Yingli China has determined that it is the primary beneficiary of Yingli Hainan. The financial statements of Yingli Hainan have been included in the consolidated financial statements of the Company and 20% variable interest not held by the Company is presented as noncontrolling interest. RMB 150,000 cash contribution from the 30% equity owner was accounted for by the Company as a financing arrangement pursuant to FASB ASC Subtopic 480-10, Distinguishing Liabilities from Equity-Overall. A liability of RMB 157,654 representing the 30% equity owner’s cash contribution of RMB 150,000 plus accrued unpaid interest was recorded as of December 31, 2010.

In January 2011, Yingli China purchased the 30% equity interest at RMB 150,000 (US$23,833). As a result, Yingli Hainan ceased to be a VIE and became a majority-owned subsidiary of Yingli China. The interest of RMB 6,419 is included in “other current liabilities and accrued expenses” in the consolidated balance sheet as of December 31, 2012 and was paid in 2013.

In November 2012, a third party contributed RMB 100,000 to Yingli Hainan to acquire 5.825% equity interest of Yingli Hainan.  Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to purchase such equity interest from the investor in the amount of RMB 100,000 plus 5% annual interest in 5 years.  In December 2013, another third party contributed RMB 100,000 to Yingli Hainan to acquire 5.50% equity interest of Yingli Hainan.  Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to purchase such equity interest from the investor in the amount of RMB 100,000 plus 6.15% annual interest in 2 years.  Because of Yingli China’s contractual obligations to purchase the equity interests from these investors, the equity contributions made by the investors plus accrued interest in the amount of RMB 207,067 (US$34,205) have been recorded in “other non-current liabilities” in the consolidated balance sheet as of December 31, 2013.